Inventories - Cost of Inventories Recognized as an Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis of income and expense [abstract]
Cost of revenue	$ 15,057,605	$ 491,918	$ 14,766,555
Loss on abandonment	5,497	179	38,301
Reversal of inventory valuation and obsolescence loss	(13,070)	(427)	(101,127)
Cost of revenue	$ 15,050,032	$ 491,670	$ 14,703,729	$ 14,745,472